Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Significant Accounting Policies [Line Items]
Financial liabilities settlement period	60 days
Financial liabilities repayment term	Trade and other payables are presented as current liabilities unless payment is not due within 12 months after the reporting period.
Government grant received	$ 271	$ 973	$ 425
Unused net operating losses	15,245	17,298
Net deferred tax assets	3,136	(519)	(200)	$ (6)
Increase in unrecognized deferred tax assets, profit and equity	4,858	5,617	$ 5,068
Unused tax losses [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Net deferred tax assets	$ 204	$ 54
Bottom of range [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Estimated useful lives of investment property depreciated using the straight-line method	20 years
Bottom of range [Member] | Computer software [member]
Disclosure Of Significant Accounting Policies [Line Items]
Useful life of intangible assets	2 years
Top Of Range [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Estimated useful lives of investment property depreciated using the straight-line method	40 years
Ownership percentage with voting right	20.00%
Top Of Range [Member] | Computer software [member]
Disclosure Of Significant Accounting Policies [Line Items]
Useful life of intangible assets	10 years